Financial risk management - Summary Of Impact Of Multiple Scenarios On The Allowance (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provision matrix [line items]
Credit exposure	S/ 2,063,350	S/ 2,105,246
Optimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 198,113	S/ 827,138
Expected credit loss rate	10.00%	30.00%
Base Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 1,050,333	S/ 601,358
Expected credit loss rate	52.00%	40.00%
Pessimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 814,904	S/ 676,750
Expected credit loss rate	38.00%	30.00%